Insurance contract liabilities - Disclosure of movement in technical reserves (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	S/ 10,300,468
End of year balances	11,338,810	S/ 10,300,468
Technical Reserves For Insurance Claims [Member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	293,508	240,615	S/ 172,253
Claims of the period	102,403	595,402	416,229
Adjustments to prior years claims	625,944	267,987	14,945
Payments	(818,472)	(807,871)	(483,439)
Exchange difference	(208)	(2,625)	(24)
Acquisition of Seguros Sura			120,651
End of year balances	203,175	293,508	240,615
Technical Reserves For Insurance Claims [Member] | Annuities [Member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	1,812	1,320	991
Claims of the period	1,000	573,883	331,888
Adjustments to prior years claims	618,342		625
Payments	(617,458)	(573,785)	(332,201)
Exchange difference	(5)	394	(10)
Acquisition of Seguros Sura			27
End of year balances	3,691	1,812	1,320
Technical Reserves For Insurance Claims [Member] | Retirement, disability and survival annuities
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	214,061	171,574	124,062
Claims of the period	58,252	25,568	24,316
Adjustments to prior years claims	(25,756)	240,784	8,804
Payments	(130,427)	(172,728)	(91,762)
Exchange difference		(1)	231
Acquisition of Seguros Sura			105,923
End of year balances	116,130	214,061	171,574
Technical Reserves For Insurance Claims [Member] | Life insurance contracts [member]
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	66,019	57,400	38,122
Claims of the period	29,445	34,106	33,191
Adjustments to prior years claims	26,185	23,355	13,867
Payments	(51,351)	(45,794)	(41,312)
Exchange difference	(194)	(3,048)	(188)
Acquisition of Seguros Sura			13,720
End of year balances	70,104	66,019	57,400
Technical Reserves For Insurance Claims [Member] | General Insurance
Disclosure Detail Of Movement In Technical Reserves [Line Items]
Beginning of year balances	11,616	10,321	9,078
Claims of the period	13,706	12,981	26,834
Adjustments to prior years claims	7,173	3,848	(8,351)
Payments	(19,236)	(15,564)	(18,164)
Exchange difference	(9)	30	(57)
Acquisition of Seguros Sura			981
End of year balances	S/ 13,250	S/ 11,616	S/ 10,321